Acquisitions (Schedule of Acquisition and Integration Related Charges) (Details) - Siklu Communication Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Acquisition-related professional and services fees	$ 720	$ 0	$ 0
Integration-related expenses	398	0	0
Total acquisition- and integration-related expense	$ 1,118	$ 0	$ 0